INITIAL PUBLIC OFFERING	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ROMAN DBDR TECH ACQUISITION CORP.
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 22,000,000 Units at a purchase price of $10.00 per Unit. In connection with the underwriters’ partial exercise of the over-allotment option on November 17, 2020, the Company sold an additional 1,156,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 7).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 22,000,000 Units at a purchase price of $10.00 per Unit. In connection with the underwriters’ partial exercise of the over-allotment option on November 17, 2020, the Company sold an additional 1,156,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 8).